    Project Name: Project Ripon

    Service: Portfolio Review

    Client: Prudential Investments Limited

    Dated: Friday, January 27, 2017

    Version: V1

Chancery Court, Lincolns Inn, Lincoln Road, High Wycombe, Buckinghamshire HP12 3RE, UK
Tel: +44 (0)1494 429 333    Email: info@rockstead.co.uk

Rockstead is a trading name of Rockstead Limited, registered in England & Wales: Reg. No. 6654407